JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Statement [Line Items]
Current assets	$ 4,667,936		$ 1,529,846
Current liabilities	4,011,617		2,789,034
Net loss	1,825,720	$ (379,029)
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Current assets	782,530		3,863,303
Non-current assets	4,393,431		0
Current liabilities	25,000		142,304
Expenses	1,833,950		7,526,241
Net loss	$ 1,833,950		$ 7,526,241